RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Right-of-use asset and lease liability

The continuity of the ROU asset and lease liability for the year ended December 31, 2019 is as follows:

Right-of-use asset
As at January 1, 2019	$1,374,800
Additions	1,721,936
Depreciation	(317,208)
Impact of foreign exchange	(370,602)
Monetary adjustment for hyperinflationary economy	297,442
As at December 31, 2019	$2,706,368

Lease liability
As at January 1, 2019	$1,374,800
Additions	1,721,936
Lease payments	(570,512)
Lease interest	488,484
Impact of foreign exchange	(311,579)
As at December 31, 2019	$2,703,129

Current portion	$206,079
Long-term portion	2,497,050
$2,703,129